Lincoln Inflation Plus Fund Annual Fund Operating Expenses - Lincoln Inflation Plus Fund	Jul. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	5.25%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	6.37%	[1]
Fee Waiver or Reimbursement	(5.00%)	[2]
Net Expenses (as a percentage of Assets)	1.37%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	5.25%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	6.12%	[1]
Fee Waiver or Reimbursement	(5.00%)	[2]
Net Expenses (as a percentage of Assets)	1.12%

[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 1.35% of the Fund’s average daily net assets for Class A (and 1.10% for Class I). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least July 31, 2026 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.